OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses

	December 31,
	2014	2015

Employees and payroll accruals	$3,455	$3,212
Accrued expenses	6,479	4,949
Deferred revenues	451	487
Government authorities	287	51
Income tax payable and tax provision	1,085	1,822
Others	122	227

	$11,879	$10,748